Note 11 - Income Taxes - Sources of Income before Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Income before income taxes	$ 18,597,722	$ 4,669,937	$ 10,687,132
UNITED STATES
Income before income taxes	15,076,595	3,813,825	10,687,132
Foreign [Member]
Income before income taxes	$ 3,521,127	$ 856,112